FAIR VALUE MEASUREMENTS - Summary of Level 3 Instruments Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring - Level 3 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale debt securities
Beginning balance	$ 19,249	$ 2,388	$ 18,804
Investment	33,000	18,000	3,796
Cost adjustment included in share of results of equity investees			(16,006)
Unrealized fair value gain included in other comprehensive income (loss)	18,269		16,136
Impairment loss	(144)	(1,147)	(4,226)
Disposal during 2016			(16,866)
Exchange differences		8	750
Ending balance	70,374	19,249	$ 2,388
Liabilities:
Balance	(726,950)
Convertible notes issued during the year		(675,000)
Fair value gain	41,259	(51,950)
Conversion into Class A ordinary shares (Note 12(a))	48,975
Balance	$ (636,716)	$ (726,950)